REVENUE RECOGNITION - Contract assets (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Contract asset activity
Ending balance	$ 344,000
ConnectM Before Business Combination
Contract asset activity
Recognition of costs to fulfill during the year ended, net of amortization	343,646
Ending balance	$ 343,646